Share-based compensation	6 Months Ended
Jun. 30, 2025
Share-based compensation
Share-based compensation

14. Share-based compensation

The total share-based compensation expense for equity incentive units recognized as continuing operating costs in the statements of profit or loss for the three-month and six-month periods ended June 30, 2025 amounted to CHF 19,181 and CHF 44,098 respectively (CHF 47,226 and CHF 105,572 for the three-month and six-month periods ended June 30, 2024).

The total share-based compensation expense for equity incentive units recognized as discontinued operating costs in the statements of profit or loss under “net profit or loss from discontinued operations” amounted to CHF 1,485,750 for the six-month period ended June 30, 2024 of which CHF 1,158,069 related to the accelerated vesting of equity incentive units of employees and Executive Managers transferred to Neurosterix Pharma Sàrl and included in the net gain of the sale of activities (note 21).

As of June 30, 2025, 8,004,748 options were outstanding (December 31, 2024: 8,006,791). As of June 30, 2025, 29,944,420 shares benefiting from our Deferred Strike Price Payment Plan (DSPPP) were outstanding (respectively 29,950,268 shares as of December 31, 2024). All the shares benefiting from our DSPPP have been recorded as treasury shares in accordance with IFRS 2 (note 13).